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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

Invesco Bond Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2014

Invesco Bond Fund

NYSE: VBF

2	Letters to Shareholders

3	Fund Performance

4	Dividend Reinvestment Plan

5	Schedule of Investments

17	Financial Statements

19	Notes to Financial Statements

27	Financial Highlights

28	Approval of Investment Advisory and Sub-Advisory Contracts

30	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                         Invesco Bond Fund

Fund Performance

Performance summary

Cumulative total returns, 2/28/14 to 8/31/14

Fund at NAV	5.51%
Fund at Market Value	6.23
Barclays Baa U.S. Corporate Bond Index▼	4.93

Market Price Discount to NAV as of 8/31/14	–8.95

Source: ▼Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays Baa U.S. Corporate Bond Index is the Baa component of the Barclays U.S. Corporate Investment Grade Index. The Barclays U.S. Corporate Investment Grade Index consists of publicly issued, fixed rate, nonconvertible, investment-grade debt securities.

The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

3                         Invesco Bond Fund

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Fund easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Fund is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Fund is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4 Invesco Bond Fund

Schedule of Investments(a)

August 31, 2014

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–83.25%
Advertising–0.57%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$1,200,000	$1,217,471
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	130,000	133,918
		1,351,389

Aerospace & Defense–1.39%
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	105,000	114,319
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	97,000	108,397
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	38,000	37,810
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	134,000	145,222
L-3 Communications Corp.,
Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	1,380,000	1,383,474
Sr. Unsec. Gtd. Notes, 4.75%, 07/15/20	1,000,000	1,087,448
4.95%, 02/15/21	251,000	274,443
TransDigm Inc.,
Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	85,000	85,531
7.50%, 07/15/21	35,000	38,544
Sr. Unsec. Gtd. Sub. Notes, 6.00%, 07/15/22(b)	18,000	18,383
6.50%, 07/15/24(b)	24,000	24,690
		3,318,261

Agricultural & Farm Machinery–0.02%
Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	50,000	50,688

Airlines–0.71%
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	70,548	76,809
Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	463,111	485,977
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 05/23/19	362,551	390,988
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Pass Through Ctfs., 4.63%, 09/03/22	655,000	659,094
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/15	31,341	31,654
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 10/23/20(b)	42,923	45,016
		1,689,538

	Principal Amount	Value
Alternative Carriers–0.09%
Level 3 Escrow II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/22(b)	$80,000	$81,200
Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	118,000	125,080
		206,280

Apparel Retail–0.14%
Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	97,000	106,336
L Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	70,000	79,362
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	121,000	127,655
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	30,000	32,438
		345,791

Apparel, Accessories & Luxury Goods–0.01%
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	10,000	10,950
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	14,000	14,700
		25,650

Application Software–0.03%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	75,000	75,563

Asset Management & Custody Banks–2.54%
Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	1,215,000	1,271,505
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(b)	355,000	361,064
Blackstone Holdings Finance Co. LLC,
Sr. Unsec. Gtd. Notes, 4.75%, 02/15/23(b)	1,190,000	1,326,218
5.00%, 06/15/44(b)	1,090,000	1,175,573
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	1,425,000	1,668,122
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(b)	185,000	197,612
Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(b)	61,000	61,076
		6,061,170

Auto Parts & Equipment–1.06%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	45,000	48,713
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	95,000	99,037

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Bond Fund

	Principal Amount	Value
Auto Parts & Equipment–(continued)
Johnson Controls, Inc., Sr. Unsec.
Global Notes, 4.63%, 07/02/44	$732,000	$753,369
4.95%, 07/02/64	242,000	250,861
Magna International Inc. (Canada), Sr. Unsec. Global Notes, 3.63%, 06/15/24	1,250,000	1,279,647
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	103,000	106,090
		2,537,717

Automobile Manufacturers–0.57%
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	980,000	1,002,050
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 3.50%, 07/10/19	346,000	351,190
		1,353,240

Automotive Retail–0.43%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	845,000	966,649
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	53,000	53,530
		1,020,179

Biotechnology–0.52%
Celgene Corp., Sr. Unsec. Global Notes, 3.63%, 05/15/24	600,000	612,643
4.63%, 05/15/44	592,000	618,277
		1,230,920

Broadcasting–0.08%
Central European Media Enterprises Ltd. (Czech Republic), Sr. Sec. Gtd. PIK Global Notes, 15.00%, 12/01/17(c)	1,785	2,033
Clear Channel Communications, Inc., Sr. Unsec. Global Notes, 10.00%, 01/15/18	59,000	55,312
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	64,000	68,960
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	65,000	65,325
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	5,000	5,175
		196,805

Building Products–0.33%
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	185,000	194,019
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	89,000	97,233
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	125,000	130,312
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	38,000	37,444

	Principal Amount	Value
Building Products–(continued)
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	$178,000	$194,020
USG Corp.,
Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	16,000	16,880
7.88%, 03/30/20(b)	65,000	71,338
Sr. Unsec. Notes, 9.75%, 01/15/18	40,000	47,300
		788,546

Cable & Satellite–5.95%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	108,000	110,970
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	860,000	897,240
5.70%, 05/15/18	1,545,000	1,769,896
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	580,000	764,146
COX Communications Inc.,
Sr. Unsec. Notes, 4.70%, 12/15/42(b)	1,000,000	992,692
6.25%, 06/01/18(b)	1,300,000	1,493,284
8.38%, 03/01/39(b)	305,000	444,543
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	1,070,000	1,158,388
Sr. Unsec. Gtd. Notes, 4.45%, 04/01/24	365,000	392,439
DISH DBS Corp., Sr. Unsec. Gtd.
Global Notes, 5.00%, 03/15/23	60,000	60,000
5.13%, 05/01/20	224,000	231,280
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	50,000	55,312
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	38,000	43,273
NBCUniversal Media LLC, Sr. Unsec. Gtd.
Global Notes, 5.15%, 04/30/20	210,000	240,884
5.95%, 04/01/41	1,193,000	1,505,875
Time Warner Cable, Inc.,
Sr. Unsec. Gtd. Global Deb., 6.55%, 05/01/37	310,000	399,843
Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	685,000	805,141
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	2,530,000	2,843,068
		14,208,274

Casinos & Gaming–0.16%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	75,000	81,187
Caesars Entertainment Resort Properties LLC, Sr. Sec. Gtd. Notes, 8.00%, 10/01/20(b)	10,000	10,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Bond Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(b)	$16,000	$15,600
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	80,000	89,400
6.75%, 10/01/20	8,000	8,920
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	65,000	76,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	90,000	94,500
		376,007

Catalog Retail–1.02%
QVC Inc.,
Sr. Sec. Bonds, 4.45%, 02/15/25(b)	1,040,000	1,045,344
Sr. Sec. Gtd. Global Notes, 4.85%, 04/01/24	679,000	705,435
Sr. Sec. Notes, 5.45%, 08/15/34(b)	675,000	685,133
		2,435,912

Coal & Consumable Fuels–0.13%
Alpha Natural Resources Inc., Sec. Gtd. Notes, 7.50%, 08/01/20(b)	7,000	6,790
Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(b)	59,000	57,083
CONSOL Energy Inc.,
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	36,000	38,250
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(b)	93,000	97,185
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	103,000	104,287
		303,595

Communications Equipment–0.22%
Avaya Inc.,
Sec. Gtd. Notes, 10.50%, 03/01/21(b)	20,000	18,475
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	115,000	115,000
9.00%, 04/01/19(b)	78,000	81,413
Juniper Networks Inc., Sr. Unsec. Global Notes, 4.50%, 03/15/24	305,000	321,233
		536,121

Construction & Engineering–0.05%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	105,000	111,563

Construction Machinery & Heavy Trucks–0.19%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	89,000	93,672
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	87,000	90,915

	Principal Amount	Value
Construction Machinery & Heavy Trucks–(continued)
Meritor Inc., Sr. Unsec. Gtd. Notes,
6.25%, 02/15/24	$65,000	$67,112
6.75%, 06/15/21	23,000	24,438
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	74,000	77,145
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	104,000	106,860
		460,142

Construction Materials–0.09%
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	20,000	21,100
Unifrax I LLC/Unifrax Holding Co.,
Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	20,000	20,700
7.50%, 02/15/19(b)	81,000	83,835
US Concrete, Inc., Sr. Sec. Gtd. Global Notes, 8.50%, 12/01/18	75,000	81,375
		207,010

Consumer Finance–0.54%
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	500,000	501,133
Navient LLC, Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	745,000	791,246
		1,292,379

Data Processing & Outsourced Services–0.30%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	340,000	360,043
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	143,000	152,474
First Data Corp.,
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	111,000	135,975
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	57,000	67,616
		716,108

Distillers & Vintners–0.01%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 10.00%, 04/30/18(d)	36,000	34,786

Diversified Banks–8.42%
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	650,000	639,552
Bank of America Corp., Unsec. Sub. Global Notes, 7.75%, 05/14/38	765,000	1,073,790
Barclays Bank PLC (United Kingdom), Unsec. Sub. Notes, 6.05%, 12/04/17(b)	335,000	375,909
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(b)	535,000	542,820
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	680,000	802,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Citigroup Inc.,
Unsec. Sub. Global Notes, 5.50%, 09/13/25	$1,220,000	$1,368,188
Series A, Jr. Unsec. Sub. Global Notes, 5.95%(e)	660,000	668,250
Credit Agricole S.A. (France), Jr. Unsec. Sub. Notes, 7.88%(b)(e)	555,000	602,175
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	500,000	533,749
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(b)	1,080,000	1,239,571
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	500,000	538,447
HSBC Holdings PLC (United Kingdom), Unsec. Sub. Global Notes, 5.25%, 03/14/44	545,000	601,731
Intesa Sanpaolo S.p.A (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	1,170,000	1,223,590
JPMorgan Chase & Co.,
Series R, Jr. Unsec. Sub. Global Notes, 6.00%(e)	1,345,000	1,385,350
Series S, Jr. Unsec. Sub. Notes, 6.75%(e)	510,000	550,800
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(e)	535,000	533,662
Lloyds Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	540,000	628,516
Rabobank Nederland (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(e)	210,000	279,825
Royal Bank of Scotland Group PLC (The) (United Kingdom),
Sr. Unsec. Global Notes, 6.40%, 10/21/19	260,000	306,430
Unsec. Sub. Notes, 5.13%, 05/28/24	560,000	572,862
Unsec. Sub. Notes, 6.13%, 12/15/22	50,000	55,042
Societe Generale S.A. (France),
Jr. Unsec. Sub. Bonds, 7.88%(b)(e)	476,000	498,610
Jr. Unsec. Sub. Notes, 6.00%(b)(e)	1,285,000	1,246,450
Standard Chartered PLC (United Kingdom), Unsec. Sub. Notes, 5.70%, 03/26/44(b)	350,000	386,348
Sumitomo Mitsui Financial Group Inc. (Japan), Unsec. Sub. Bonds, 4.44%, 0/02/24(b)	945,000	998,079
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	350,000	352,481
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	1,840,000	2,100,981
		20,105,633

Diversified Capital Markets–0.59%
Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub Notes, 6.25%(b)(e)	880,000	882,220
Jr. Unsec. Sub. Notes, 7.50%(b)(e)	470,000	514,650
		1,396,850

	Principal Amount	Value
Diversified Chemicals–0.28%
OCP S.A. (Morocco), Sr. Unsec. Notes, 5.63%, 04/25/24(b)	$625,000	$663,281

Diversified Metals & Mining–1.49%
Cia Minera Ares SAC (Peru), Sr. Unsec. Gtd. Notes, 7.75%, 01/23/21(b)	1,200,000	1,306,500
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	141,000	153,954
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 4.13%, 05/30/23(b)	833,000	852,430
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	70,000	76,650
Sr. Unsec. Gtd. Notes, 9.50%, 10/01/20(b)	20,000	21,800
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	47,000	44,180
Southern Copper Corp., Sr. Unsec. Global Notes,
5.25%, 11/08/42	750,000	737,290
5.38%, 04/16/20	230,000	256,047
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	116,475
		3,565,326

Diversified Support Services–0.47%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 3.85%, 11/15/24(b)	1,105,000	1,133,301

Drug Retail–1.32%
CVS Pass Through Trust,
Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	1,178,657	1,376,426
Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	1,538,108	1,775,893
		3,152,319

Electric Utilities–1.19%
Electricite de France S.A. (France),
Sr. Unsec. Notes, 6.00%, 01/22/14(b)	1,755,000	2,055,812
Jr. Unsec. Sub. Notes, 5.63%(b)(e)	745,000	790,072
		2,845,884

Electrical Components & Equipment–0.01%
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	30,000	29,758

Electronic Components–0.02%
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	40,000	41,600

Environmental & Facilities Services–0.03%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	26,000	27,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Bond Fund

	Principal Amount	Value
Environmental & Facilities Services–(continued)
Darling Ingredients Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(b)	$50,000	$52,250
		80,103

Gas Utilities–0.06%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes,
6.50%, 05/01/21	85,000	87,975
6.75%, 01/15/22	21,000	21,840
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes,
5.50%, 06/01/24	12,000	12,030
7.38%, 08/01/21	27,000	29,363
		151,208

General Merchandise Stores–0.25%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	667,000	596,567

Gold–2.80%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 5.25%, 04/01/42	1,195,000	1,207,721
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes,
4.40%, 05/30/21	1,535,000	1,618,324
5.70%, 05/30/41	750,000	795,140
Gold Fields Orogen Holdings BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	800,000	714,000
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/41	700,000	728,920
New Gold Inc. (Canada), Sr. Unsec. Notes, 6.25%, 11/15/22(b)	153,000	161,797
Newcrest Finance Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	360,000	331,110
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 6.25%, 10/01/39	475,000	516,522
Yamana Gold Inc. (Canada), Sr. Unsec. Notes, 4.95%, 07/15/24(b)	600,000	612,707
		6,686,241

Health Care Distributors–0.70%
AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	740,000	746,196
McKesson Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/24	893,000	920,982
		1,667,178

Health Care Equipment–0.93%
CareFusion Corp., Sr. Unsec. Global Notes,
3.88%, 05/15/24	535,000	545,261
4.88%, 05/15/44	764,000	784,402

	Principal Amount	Value
Health Care Equipment–(continued)
Medtronic Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/44	$785,000	$842,277
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	55,000	55,413
		2,227,353

Health Care Facilities–0.41%
Community Health Systems Inc.,
Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(b)	24,000	24,840
Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(b)	117,935	126,190
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	125,000	136,719
HCA, Inc., Sr. Sec. Gtd. Global Notes,
5.88%, 03/15/22	80,000	87,400
6.50%, 02/15/20	300,000	337,500
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(b)	15,000	15,769
Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	65,000	70,850
Sr. Unsec. Global Notes, 6.75%, 02/01/20	45,000	48,488
8.13%, 04/01/22	105,000	121,537
		969,293

Health Care REIT’s–1.35%
HCP, Inc.,
Sr. Unsec. Global Notes, 4.25%, 11/15/23	525,000	549,062
Sr. Unsec. Notes, 3.75%, 02/01/16	265,000	275,885
Senior Housing Properties Trust, Sr. Unsec. Notes,
4.30%, 01/15/16	1,755,000	1,810,941
6.75%, 12/15/21	500,000	586,250
		3,222,138

Health Care Services–0.50%
DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 07/15/24	50,000	50,938
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 06/15/24	1,072,000	1,079,202
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	69,000	72,536
		1,202,676

Home Improvement Retail–0.01%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	30,000	30,188

Homebuilding–0.91%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	132,000	131,340
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	64,000	67,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Bond Fund

	Principal Amount	Value
Homebuilding–(continued)
K. Hovnanian Enterprises Inc.,
Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	$34,000	$36,465
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	80,000	80,600
7.50%, 05/15/16	20,000	21,250
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	29,000	31,320
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	62,000	69,130
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	1,815,000	1,709,841
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	30,000	29,850
		2,177,316

Hotels, Resorts & Cruise Lines–0.33%
Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/20	715,000	755,915
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	30,000	32,790
		788,705

Household Products–0.05%
Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	125,000	131,094

Independent Power Producers & Energy Traders–0.14%
AES Corp., Sr. Unsec. Global Notes,
7.38%, 07/01/21	71,000	81,828
8.00%, 10/15/17	1,000	1,155
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	72,000	73,080
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes,
7.63%, 01/15/18	29,000	32,770
7.88%, 05/15/21	81,000	89,302
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	46,129	50,223
		328,358

Industrial Conglomerates–1.00%
Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(e)	2,290,000	2,397,401

Industrial Machinery–0.37%
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	710,000	789,714
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	85,000	89,994
		879,708

Industrial REIT’s–0.25%
Prologis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	576,000	608,112

	Principal Amount	Value
Integrated Oil & Gas–1.86%
BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.81%, 02/10/24	$597,000	$625,739
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.88%, 05/28/45	1,675,000	1,806,300
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/17/20	1,940,000	2,012,472
		4,444,511

Integrated Telecommunication Services–5.46%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	86,000	128,933
AT&T Inc., Sr. Unsec. Global Notes,
1.70%, 06/01/17	655,000	663,640
2.95%, 05/15/16	370,000	383,890
4.80%, 06/15/44	530,000	556,193
6.15%, 09/15/34	500,000	615,932
Deutsche Telekom International Finance B.V. (Germany),
Sr. Unsec. Gtd. Global Notes, 6.00%, 07/08/19	150,000	175,576
Sr. Unsec. Gtd. Notes, 4.88%, 03/06/42(b)	1,000,000	1,082,566
6.75%, 08/20/18	225,000	265,285
Ooredoo International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes,
3.38%, 10/14/16(b)	315,000	328,517
4.75%, 02/16/21(b)	200,000	219,179
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	460,000	472,650
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes,
5.46%, 02/16/21	880,000	1,000,211
7.05%, 06/20/36	1,165,000	1,523,195
Verizon Communications, Inc., Sr. Unsec. Global Notes,
5.05%, 03/15/34	1,165,000	1,278,552
5.15%, 09/15/23	370,000	419,734
6.40%, 09/15/33	1,850,000	2,343,883
6.55%, 09/15/43	671,000	869,516
Sr. Unsec. Notes, 5.01%, 08/21/54(b)	672,000	708,777
		13,036,229

Internet Software & Services–0.94%
Baidu Inc. (China), Sr. Unsec. Global Notes,
2.25%, 11/28/17	730,000	740,745
2.75%, 06/09/19	497,000	500,015
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	178,000	189,347
EarthLink Holdings Corp.,
Sr. Sec. Gtd. Global Notes, 7.38%, 06/01/20	40,000	42,350
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	45,000	46,294

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Bond Fund

	Principal Amount	Value
Internet Software & Services–(continued)
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/19(b)	$710,000	$725,831
		2,244,582

Investment Banking & Brokerage–2.65%
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00%(e)	535,000	629,294
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes,
5.25%, 07/27/21	565,000	636,976
5.75%, 01/24/22	230,000	266,541
Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/44	1,060,000	1,107,096
Unsec. Sub. Global Notes, 6.75%, 10/01/37	310,000	383,925
Series L, Jr. Unsec. Sub. Notes, 5.70%(e)	675,000	703,688
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes,
6.00%, 01/14/20(b)	1,095,000	1,242,977
7.63%, 08/13/19(b)	498,000	602,194
Morgan Stanley, Series H, Jr. Unsec. Sub. Global Bonds, 5.45%(e)	370,000	378,325
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	370,000	388,985
		6,340,001

Leisure Facilities–0.01%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	35,000	35,744

Life & Health Insurance–3.06%
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	950,000	1,094,576
MetLife Inc.,
Jr. Unsec. Sub. Global Notes, 10.75%, 08/01/39	785,000	1,275,625
Sr. Unsec. Global Notes, 4.13%, 08/13/42	390,000	386,680
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	1,645,000	1,873,068
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	1,150,000	1,318,875
Prudential Financial, Inc., Series D, Sr. Unsec. Medium-Term Notes,
4.75%, 09/17/15	820,000	854,656
6.63%, 12/01/37	390,000	515,682
		7,319,162

Managed Health Care–0.52%
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	435,000	479,451
Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	750,000	754,855
		1,234,306

	Principal Amount	Value
Marine–0.05%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	$117,000	$122,265

Metal & Glass Containers–0.10%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	61,000	63,364
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	164,000	165,230
		228,594

Movies & Entertainment–1.11%
AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	39,000	40,365
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	65,000	69,388
Time Warner, Inc.,
Sr. Unsec. Gtd. Deb., 6.50%, 11/15/36	675,000	847,034
Sr. Unsec. Gtd. Global Notes, 5.35%, 12/15/43	850,000	945,057
Viacom Inc., Sr. Unsec. Global Notes, 5.85%, 09/01/43	635,000	740,250
		2,642,094

Multi-Line Insurance–2.07%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	1,055,000	1,376,433
American International Group, Inc., Sr. Unsec. Global Notes, 4.50%, 07/16/44	2,000,000	2,074,800
Genworth Holdings Inc., Sr. Unsec. Gtd. Global Notes, 4.90%, 08/15/23	582,000	619,123
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/44(b)	830,000	870,231
		4,940,587

Multi-Sector Holdings–0.23%
Burlington Northern Santa Fe LLC, Sr. Unsec. Notes,
3.40%, 09/01/24	340,000	344,371
4.55%, 09/01/44	200,000	208,485
		552,856

Multi-Utilities–0.41%
Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	970,000	986,602

Office REIT’s–0.50%
Government Properties Income Trust, Sr. Unsec. Notes, 3.75%, 08/15/19	645,000	652,068
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	530,000	548,822
		1,200,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Bond Fund

	Principal Amount	Value
Office Services & Supplies–0.19%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	$440,000	$458,135

Oil & Gas Drilling–0.84%
Parker Drilling Co.,
Sr. Unsec. Gtd. Global Notes, 7.50%, 08/01/20	75,000	80,625
Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	5,000	5,212
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/15/22(b)	50,000	51,375
Rowan Cos. Inc., Sr. Unsec. Gtd. Notes,
4.75%, 01/15/24	725,000	766,620
5.85%, 01/15/44	1,046,000	1,110,561
		2,014,393

Oil & Gas Equipment & Services–0.10%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	62,000	65,642
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	78,000	79,170
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	74,000	75,110
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	11,000	11,289
		231,211

Oil & Gas Exploration & Production–2.01%
American Eagle Energy Corp., Sr. Sec. Gtd. Notes, 11.00%, 09/01/19(b)	32,000	32,120
Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes,
5.38%, 11/01/21	40,000	41,600
6.00%, 12/01/20	15,000	15,938
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	67,000	70,015
Berry Petroleum Co. LLC, Sr. Unsec. Notes, 6.38%, 09/15/22	39,000	40,804
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Floating Rate Notes, 3.48%, 04/15/19(f)	251,000	254,765
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	25,000	29,250
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	665,000	695,756
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	745,000	805,934
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	85,000	87,550
Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	945,000	1,227,075
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	55,000	57,338
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	39,000	39,975
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 9.75%, 07/15/20	51,000	55,463

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	$8,000	$8,780
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	122,000	130,387
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 6.25%, 05/01/22(b)	70,000	72,012
Rosetta Resources, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	23,000	23,661
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	38,000	39,140
Sanchez Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/23(b)	60,000	62,400
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	146,000	158,775
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/15/22	800,000	850,146
		4,798,884

Oil & Gas Refining & Marketing–0.17%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	130,000	130,487
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	250,000	270,625
		401,112

Oil & Gas Storage & Transportation–1.67%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	319,000	337,741
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	85,000	90,525
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	103,000	107,249
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	5,000	5,825
Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	690,000	786,491
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.90%, 02/15/24	696,000	728,032
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/24	840,000	846,959
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	73,000	78,475
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	225,000	283,063
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	40,000	45,400
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	23,000	23,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	$36,000	$37,890
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	455,000	607,272
		3,978,237

Other Diversified Financial Services–0.66%
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., Sr. Sec. Notes, 7.25%, 08/01/22(b)	30,000	30,441
Rio Oil Finance Trust (Brazil), Series 2014-1, Sr. Sec. Notes, 6.25%, 07/06/24(b)	570,000	606,338
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/24(b)	881,000	933,860
		1,570,639

Packaged Foods & Meats–0.91%
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	140,000	144,200
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	103,000	110,467
Marfrig Holding Europe B.V. (Brazil), Sr. Unsec. Gtd. Notes, 6.88%, 06/24/19(b)	470,000	478,930
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.60%, 06/01/44	1,186,000	1,233,734
Post Holdings Inc.,
Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	55,000	57,750
Sr. Unsec. Gtd. Notes, 6.00%, 12/15/22(b)	36,000	35,460
6.75%, 12/01/21(b)	19,000	19,451
Smithfield Foods Inc., Sr. Unsec. Notes,
5.88%, 08/01/21(b)	17,000	18,233
6.63%, 08/15/22	61,000	67,252
		2,165,477

Paper Packaging–0.43%
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/24(b)	650,000	645,288
Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	370,000	384,369
		1,029,657

Paper Products–0.05%
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	13,000	13,260
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	103,000	106,605
		119,865

Personal Products–0.33%
Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	204,000	205,009
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	610,000	574,778
		779,787

	Principal Amount	Value
Pharmaceuticals–1.58%
Actavis Funding SCS, Sr. Unsec. Gtd. Notes,
3.85%, 06/15/24(b)	$446,000	$452,969
4.85%, 06/15/44(b)	1,440,000	1,490,415
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	633,000	905,467
Perrigo Co. PLC, Sr. Unsec. Gtd. Notes, 4.00%, 11/15/23(b)	610,000	628,064
Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/21(b)	20,000	21,800
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes,
5.63%, 12/01/21(b)	93,000	94,976
6.38%, 10/15/20(b)	105,000	110,250
6.75%, 08/15/21(b)	23,000	24,322
7.50%, 07/15/21(b)	35,000	38,325
		3,766,588

Property & Casualty Insurance–1.53%
Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	885,000	949,163
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	1,100,000	1,351,428
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	530,000	628,050
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	600,000	729,647
		3,658,288

Real Estate Development–0.01%
AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(b)	30,000	30,450

Regional Banks–1.55%
Fifth Third Bancorp,
Sr. Unsec. Notes, 3.50%, 03/15/22	750,000	779,311
Unsec. Sub. Notes, 4.30%, 01/16/24	660,000	693,593
Series J, Jr. Unsec. Sub. Bonds, 4.90%(e)	560,000	560,000
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	340,000	395,336
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	1,030,000	1,216,471
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	60,000	68,100
		3,712,811

Reinsurance–0.31%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	685,000	746,342

Renewable Electricity–0.20%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	454,000	470,844

Research & Consulting Services–0.49%
Novant Health, Inc., Series 2009 A, Unsec. Bonds, 5.85%, 11/01/19	1,000,000	1,165,011

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Bond Fund

	Principal Amount	Value
Residential REIT’s–0.40%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	$940,000	$966,624

Retail REIT’s–0.25%
Realty Income Corp., Sr. Unsec. Notes, 3.25%, 10/15/22	600,000	600,069

Security & Alarm Services–0.02%
ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	48,000	51,000

Semiconductor Equipment–0.13%
Amkor Technology Inc., Sr. Unsec. Global Notes,
6.38%, 10/01/22	99,000	105,187
6.63%, 06/01/21	128,000	136,640
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	71,000	73,485
		315,312

Semiconductors–0.13%
Advanced Micro Devices, Inc., Sr. Unsec. Notes,
6.75%, 03/01/19(b)	89,000	93,672
7.00%, 07/01/24(b)	9,000	9,203
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	99,000	103,950
Micron Technology, Inc., Sr. Unsec. Notes,
5.50%, 02/01/25(b)	29,000	29,435
5.88%, 02/15/22(b)	77,000	82,967
		319,227

Sovereign Debt–0.46%
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec. Notes, 4.00%, 04/14/19(b)	459,000	469,600
Uruguay Government International Bond (Uruguay), Sr. Unsec. Bonds, 5.10%, 06/18/50	605,000	629,200
		1,098,800

Specialized Finance–2.58%
Aircastle Ltd.,
Sr. Unsec. Notes, 5.13%, 03/15/21	40,000	41,000
Sr. Unsec. Global Notes, 7.63%, 04/15/20	128,000	148,000
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	40,000	42,500
CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	545,000	642,815
International Lease Finance Corp., Sr. Unsec. Global Notes,
5.88%, 04/01/19	515,000	566,500
5.88%, 08/15/22	65,000	71,338
Sr. Unsec. Notes, 8.25%, 12/15/20	315,000	388,237

	Principal Amount	Value
Specialized Finance–(continued)
Moody’s Corp.,
Sr. Unsec. Global Bonds, 5.50%, 09/01/20	$1,080,000	$1,229,819
Sr. Unsec. Global Notes, 2.75%, 07/15/19	550,000	558,613
4.88%, 02/15/24	1,855,000	2,037,022
5.25%, 07/15/44	425,000	455,381
		6,181,225

Specialized REIT’s–1.97%
American Tower Corp.,
Sr. Unsec. Global Notes, 3.50%, 01/31/23	500,000	493,551
Sr. Unsec. Notes, 4.50%, 01/15/18	1,115,000	1,203,842
Crown Castle International Corp.,
Sr. Unsec. Global Notes, 5.25%, 01/15/23	40,000	41,650
Sr. Unsec. Notes, 4.88%, 04/15/22	55,000	56,306
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	1,215,000	1,354,322
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	1,250,000	1,528,123
Weyerhaeuser Real Estate Co., Sr. Unsec. Notes, 5.88%, 06/15/24(b)	30,000	30,862
		4,708,656

Specialty Chemicals–0.03%
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	75,000	77,438

Specialty Stores–0.11%
Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	158,000	160,962
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	47,000	48,234
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	50,000	53,000
		262,196

Steel–0.48%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes,
6.00%, 03/01/21	116,000	125,164
6.75%, 02/25/22	35,000	39,244
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	93,000	101,370
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/22	18,000	19,395
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes,
7.38%, 02/01/20(b)	23,000	24,696
7.38%, 02/01/20(b)	111,000	119,186
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	45,000	49,613
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	580,000	600,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Bond Fund

	Principal Amount	Value
Steel–(continued)
Walter Energy, Inc.,
Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	$50,000	$50,250
Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	28,000	13,930
		1,143,210

Technology Hardware, Storage & Peripherals–0.34%
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(b)	795,000	807,919

Tobacco–0.46%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	390,000	435,506
Reynolds American Inc., Sr. Unsec. Gtd. Global Notes, 4.85%, 09/15/23	605,000	657,118
		1,092,624

Trading Companies & Distributors–0.77%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 05/15/21(b)	800,000	822,000
Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	995,000	1,009,614
		1,831,614

Water Utilities–0.35%
Aquarion Co. Inc., Sr. Unsec. Notes, 4.00%, 08/15/24(b)	850,000	845,997

Wireless Telecommunication Services–1.74%
America Movil S.A.B. de C.V. (Mexico),
Sr. Unsec. Global Notes, 4.38%, 07/16/42	620,000	611,184
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	565,000	693,614
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Bonds, 5.35%, 05/20/24(b)	200,000	215,888
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 6.63%, 12/15/22	56,000	58,800
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds,
7.75%, 06/01/21	120,000	127,500
8.13%, 06/01/23	40,000	43,700
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/44	1,215,000	1,310,206
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(b)	79,000	78,309
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	35,000	34,650
Sprint Communications Inc., Sr. Unsec. Global Notes,
6.00%, 11/15/22	198,000	198,990
11.50%, 11/15/21	15,000	19,650
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	310,000	347,200
9.00%, 11/15/18(b)	45,000	53,550

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Sprint Corp., Sr. Unsec. Gtd. Notes,
7.25%, 09/15/21(b)	$35,000	$37,362
7.88%, 09/15/23(b)	25,000	26,812
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes,
6.25%, 04/01/21	85,000	88,719
6.63%, 04/01/23	80,000	84,700
Sr. Unsec. Gtd. Notes, 6.63%, 04/28/21	51,000	53,996
6.84%, 04/28/23	63,000	67,252
		4,152,082
Total U.S. Dollar Denominated Bonds & Notes (Cost $184,066,383)		198,891,372

U.S. Treasury Securities–10.84%
U.S. Treasury Bills–0.16%
0.00%, 11/13/14(g)(h)	40,000	39,998
0.04%, 11/13/14(g)(h)	355,000	354,990
		394,988

U.S. Treasury Notes–7.35%
1.63%, 07/31/19	1,507,000	1,507,413
2.38%, 08/15/24	16,003,800	16,052,350
		17,559,763

U.S. Treasury Bonds–3.33%
3.38%, 05/15/44	7,509,100	7,952,150
Total U.S. Treasury Securities (Cost $25,680,484)		25,906,901

	Shares
Preferred Stocks–2.53%
Asset Management & Custody Banks–0.27%
State Street Corp., Series D, 5.90% Pfd.	25,000	652,500

Diversified Banks–0.33%
Citigroup Inc., Series K, 6.88% Pfd.	15,000	404,700
Wells Fargo & Co., 5.85% Pfd.	15,000	391,050
		795,750

Investment Banking & Brokerage–1.42%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	20,000	489,600
Morgan Stanley, 6.88% Pfd.	40,000	1,080,400
Morgan Stanley, Series E, 7.13% Pfd.	65,000	1,807,000
		3,377,000

Regional Banks–0.35%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	30,000	831,000

Reinsurance–0.16%
Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	14,000	375,060
Total Preferred Stocks (Cost $5,595,000)		6,031,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Bond Fund

	Principal Amount		Value
Municipal Obligations–0.49%
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013 A, RB, 3.00%, 07/01/20		$570,000	$580,254
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57		300,000	381,879
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds, 8.00%, 07/01/35		230,000	211,136
Total Municipal Obligations (Cost $1,103,523)			1,173,269

Non-U.S. Dollar Denominated Bonds & Notes–0.17%(i)
Construction Materials–0.06%
Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	100,000	147,176

Food Distributors–0.07%
Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	100,000	176,811

	Principal Amount		Value
Hotels, Resorts & Cruise Lines–0.04%
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	50,000	$88,717
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $381,512)			412,704

	Shares
Common Stocks–0.01%
Paper Products–0.01%
NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $38,584)(b)(j)		180	17,280

Money Market Funds–1.28%
Liquid Assets Portfolio–Institutional Class(k)		1,529,844	1,529,844
Premier Portfolio–Institutional Class(k)		1,529,844	1,529,844
Total Money Market Funds (Cost $3,059,688)			3,059,688
TOTAL INVESTMENTS–98.57% (Cost $219,925,174)			235,492,524
OTHER ASSETS LESS LIABILITIES–1.43%			3,416,163
NET ASSETS–100.00%			$238,908,687

Investment Abbreviations:

Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound
GO	– General Obligation
Gtd.	– Guaranteed

Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust

Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $61,353,197, which represented 25.68% of the Fund’s Net Assets.
(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Central European Media Enterprises Ltd., Sr. Sec. Gtd. PIK Global Notes	—	15.00%

(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.
(k)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2014

U.S. Dollar Denominated Bonds and Notes	83.3%
U.S. Treasury Securities	10.8
Preferred Stocks	2.5
Municipal Obligations	0.5
Non-U.S. Dollar Denominated Bonds & Notes	0.2
Common Stocks	0.0
Money Market Funds Plus Other Assets Less Liabilities	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Bond Fund

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $216,865,486)	$232,432,836
Investments in affiliated money market funds, at value and cost	3,059,688
Total investments, at value (Cost $219,925,174)	235,492,524
Foreign currencies, at value (Cost $6,575)	6,511
Receivable for:
Investments sold	2,108,780
Variation margin — futures	25,895
Dividends and interest	2,600,779
Forward foreign currency contracts outstanding	12,704
Principal paydowns	2,288
Premiums paid on swap agreements	111,697
Other assets	23,586
Total assets	240,384,764

Liabilities:
Payable for:
Investments purchased	1,168,746
Dividends	34,876
Swaps agreements	5,069
Accrued fees to affiliates	61
Accrued trustees’ and officers’ fees and benefits	3,140
Accrued other operating expenses	110,050
Unrealized depreciation on swap agreements	154,135
Total liabilities	1,476,077
Net assets applicable to shares outstanding	$238,908,687

Net assets consist of:
Shares of beneficial interest	$218,866,633
Undistributed net investment income	(925,700)
Undistributed net realized gain	5,644,895
Net unrealized appreciation	15,322,859
$238,908,687

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Shares outstanding	11,377,069
Net asset value per share	$21.00
Market value per share	$19.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Bond Fund

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $35)	$5,270,952
Dividends	200,534
Dividends from affiliated money market funds	936
Total investment income	5,472,422

Expenses:
Advisory fees	496,898
Administrative services fees	27,211
Custodian fees	14,719
Transfer agent fees	34,312
Trustees’ and officers’ fees and benefits	12,318
Professional services fees	41,902
Other	33,199
Total expenses	660,559
Less: Fees waived	(3,509)
Net expenses	657,050
Net investment income	4,815,372

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	5,705,849
Foreign currencies	(4,237)
Forward foreign currency contracts	(9,710)
Futures contracts	(1,340,127)
Swap agreements	(31,977)
4,319,798
Change in net unrealized appreciation (depreciation) of:
Investment securities	2,925,772
Foreign currencies	(855)
Forward foreign currency contracts	22,607
Futures contracts	(47,998)
Swap agreements	13,493
2,913,019
Net realized and unrealized gain (loss)	7,232,817
Net increase in net assets resulting from operations	$12,048,189

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$4,815,372	$9,807,626
Net realized gain	4,319,798	3,695,341
Change in net unrealized appreciation (depreciation)	2,913,019	(5,885,900)
Net increase in net assets resulting from operations	12,048,189	7,617,067
Distributions to shareholders from net investment income	(5,051,419)	(10,193,864)
Distributions to shareholders from net realized gains	—	(3,273,182)
Net increase in net assets	6,996,770	(5,849,979)

Net assets:
Beginning of period	231,911,917	237,761,896
End of period (includes undistributed net investment income of $(925,700) and $(689,653), respectively)	$238,908,687	$231,911,917

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Bond Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to seek interest income while conserving capital.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American

19                         Invesco Bond Fund

Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common shareholders.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Fund’s organizational documents, each Director, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

20                         Invesco Bond Fund

H.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

I.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront

21                         Invesco Bond Fund

payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2014 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

L.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.42%
Over $500 million	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2014, the Adviser waived advisory fees of $3,509.

22                         Invesco Bond Fund

The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2014, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,090,998	$17,280	$—	$9,108,278
U.S. Treasury Securities	—	25,906,901	—	25,906,901
Corporate Debt Securities	—	197,792,572	—	197,792,572
Foreign Debt Securities	—	412,704	—	412,704
Foreign Sovereign Debt Securities	—	1,098,800	—	1,098,800
Municipal Obligations	—	1,173,269	—	1,173,269
	9,090,998	226,401,526	—	235,492,524
Forward Foreign Currency Contracts*	—	12,704	—	12,704
Futures Contracts*	(102,931)	—	—	(102,931)
Swap Agreements*	—	(154,135)	—	(154,135)
Total Investments	$8,988,067	$226,260,095	$—	$235,248,162

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2014:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)	$—	$(154,135)
Currency risk:
Forward foreign currency contracts(b)	17,077	(4,373)
Interest rate risk:
Futures contracts(c)	75,670	(178,601)
Total	$92,747	$(337,109)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap agreements.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.
(c)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

23                         Invesco Bond Fund

Effect of Derivative Investments for the six months ended August 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$(31,977)
Currency risk	—	(9,710)	—
Interest rate risk	(1,340,127)	—	—
Change in Unrealized Appreciation (Depreciation):
Credit risk	$—	$—	$13,493
Currency risk	—	22,607	—
Interest rate risk	(47,998)	—	—
Total	$(1,388,125)	$12,897	$(18,484)

The table below summarizes the average notional value of futures contracts, forward foreign currency contracts and swap agreements outstanding during the period.

	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$30,637,323	$967,177	$2,500,000

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/02/14	Citigroup Global Markets Inc.	EUR	245,892	USD	334,602	$323,108	$11,494
09/02/14	Citigroup Global Markets Inc.	USD	326,907	EUR	245,892	323,108	(3,799)
09/02/14	RBC Capital Markets Corp.	GBP	100,000	USD	166,980	166,014	966
09/02/14	RBC Capital Markets Corp.	USD	165,434	GBP	100,000	166,014	580
10/07/14	Citigroup Global Markets Inc.	GBP	55,642	USD	95,431	92,345	3,086
10/24/14	RBC Capital Markets Corp.	CAD	47,730	USD	44,367	43,841	526
10/24/14	RBC Capital Markets Corp.	USD	43,623	CAD	47,621	43,741	118
12/15/14	Citigroup Global Markets Inc.	EUR	100,000	USD	131,800	131,493	307
12/15/14	RBC Capital Markets Corp.	GBP	100,000	USD	165,278	165,852	(574)
Total Forward Foreign Currency Contracts — Currency Risk							$12,704

Currency Abbreviations:

CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Long	139	December–2014	$16,518,195	$46,369
U.S. Treasury 30 Year Bonds	Long	36	December–2014	5,043,375	28,892
Subtotal — Interest Risk					$75,261
U.S. Treasury 10 Year Notes	Short	6	December–2014	$(754,688)	$409
U.S. Treasury Ultra Bonds	Short	98	December–2014	(15,239,000)	(178,601)
Subtotal — Interest Risk					$(178,192)
Total Future Contracts — Interest Rate Risk					$(102,931)

24                         Invesco Bond Fund

Open Over-the-Counter Credit Default Swap Agreements at Period-End
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.39%	$(2,500,000)	$111,697	$(154,135)

(a)	Implied credit spreads represent the current level as of August 31, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2014.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$111,697	$(111,697)	$—	$—	$—	$—
Citigroup Global Markets Inc.	14,887	(3,799)	11,088	—	—	11,088
Goldman Sachs & Co.	75,670	(75,670)	—	—	—	—
RBC Capital Markets Corp.	2,190	(574)	1,616	—	—	1,616
Total	$204,444	$(191,740)	$12,704	$—	$—	$12,704

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities(a)	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$159,204	$(111,697)	$47,507	$—	$—	$47,507
Citigroup Global Markets Inc.	3,799	(3,799)	—	—	—	—
Goldman Sachs & Co.	178,601	(75,670)	102,931	(102,931)	—	—
RBC Capital Markets Corp.	574	(574)	—	—	—	—
Total	$342,178	$(191,740)	$150,438	$(102,931)	$—	$47,507

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Effective August 29, 2014, Trustees will have the option to defer compensation payable by the Trust, and Trustees’ and Officers’ Fees and Benefits will include amounts accrued by the Trust to fund such deferred compensation amounts.

During the six months ended August 31, 2014, the Trust did not pay any legal fees for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP. Effective August 29, 2014, Skadden, Arps, Slate, Meagher & Flom LLP is no longer counsel to the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

25                         Invesco Bond Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of February 28, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2014 was $123,349,428 and $139,810,755, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $163,447,511 and $152,373,867, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$15,385,178
Aggregate unrealized (depreciation) of investment securities	(551,106)
Net unrealized appreciation of investment securities	$14,834,072

Cost of investments for tax purposes is $220,658,452.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
Beginning shares	11,377,069	11,377,069
Shares issued through dividend reinvestment	—	—
Ending shares	11,377,069	11,377,069

The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2014:

Declaration Date	Amount per Share	Record Date	Payable Date
September 02, 2014	$0.0740	September 15, 2014	09/30/2014
October 01, 2014	$0.0710	October 10, 2015	10/31/2014

26                         Invesco Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months ended August 31, 2014		Years ended February 28,			Year ended February 29, 2012	Eight months ended February 28, 2011		Years ended June 30,
			2014		2013				2010	2009
Net asset value, beginning of period	$20.38		$20.90		$20.64	$20.10	$19.73		$17.94	$18.33
Net investment income(a)	0.42		0.86		0.86	0.90	0.62		1.04	0.95
Net gains (losses) on securities (both realized and unrealized)	0.64		(0.20)		0.91	1.01	0.41		1.78	(0.22)
Total from investment operations	1.06		0.66		1.77	1.91	1.03		2.82	0.73
Less distributions from:
Net investment income	(0.44)		(0.89)		(0.95)	(0.96)	(0.66)		(1.03)	(1.12)
Net realized gains	—		(0.29)		(0.56)	(0.41)	—		—	—
Total distributions	(0.44)		(1.18)		(1.51)	(1.37)	(0.66)		(1.03)	(1.12)
Net asset value, end of period	$21.00		$20.38		$20.90	$20.64	$20.10		$19.73	$17.94
Market value, end of period	$19.12		$18.43		$20.62	$20.85	$18.30		$19.65	$17.12
Total return at net asset value(b)	5.51%		4.05%		8.77%	10.05%	5.35%
Total return at market value(c)	6.23%		(4.63)%		6.23%	22.13%	(3.69)%		21.02%	10.29%
Net assets, end of period (000’s omitted)	$238,909		$231,912		$237,762	$234,222	$227,798		$223,606	$202,986
Portfolio turnover rate(d)	126%		192%		70%	72%	79%		77%	59%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.56	%(e)	0.59	%(e)	0.56%	0.57%	0.52	%(f)
Without fee waivers and/or expense reimbursements	0.56	%(e)	0.59	%(e)	0.56%	0.57%	0.53	%(f)	0.59%	0.58%
Ratio of net investment income to average net assets	4.07	%(e)	4.26	%(e)	4.11%	4.43%	4.61	%(f)	5.40%	5.54%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $234,689.
(f)	Annualized.

27                         Invesco Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco Bond Fund (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the “sub-advisory contracts”) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and, during meetings held on March 5-6, 2014 and May 5-6, 2014, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 6, 2014, all Trustees present and voting, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by

Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 6, 2014, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between

Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one, two and three year periods and the second quintile for the five and ten year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the

28 Invesco Bond Fund

applicable Lipper index for the one, two and three year periods and below the performance of the applicable Lipper index for the five and ten year periods. The Board also considered the additional resources that Invesco Advisers had devoted to further develop its fixed income platform. In light of these considerations, the Board concluded the Fund’s performance was consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also considered the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations and waivers), including comparisons, as applicable, to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund benefits from economies of scale through contractual advisory fee breakpoints, and shares in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each

Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

29 Invesco Bond Fund

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Bond Fund (the “Fund”) was held on August 29, 2014. The Meeting was held for the following purposes:

(1)	Elect four Class I Trustees by the holders of Common Shares of the Fund, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2016 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(1)	Albert R. Dowden	8,746,304	1,390,744	122,062
	Dr. Prema Mathai-Davis	8,721,867	1,402,076	135,167
	Hugo F. Sonnenschein	8,727,529	1,404,823	126,758
	Raymond Stickel, Jr.	8,746,414	1,393,407	119,289

(2)	Elect five Class II Trustees by the holders of Common Shares of the Fund, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2017 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(2)	David C. Arch	8,863,474	1,276,872	118,764
	Frank S. Bayley	8,734,789	1,404,404	119,917
	Dr. Larry Soll	8,733,495	1,397,848	127,767
	Philip A. Taylor	8,735,188	1,400,025	123,897
	Suzanne H. Woolsey	8,814,554	1,326,616	117,940

(3)	Elect five Class III Trustees by the holders of Common Shares of the Fund, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2015 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(3)	James T. Bunch	8,750,982	1,386,857	121,271
	Bruce L. Crockett	8,754,829	1,379,273	125,008
	Rodney F. Dammeyer	8,832,116	1,297,517	129,477
	Jack M. Fields	8,761,283	1,386,041	111,786
	Martin L. Flanagan	8,754,873	1,385,109	119,128

30                         Invesco Bond Fund

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-02090	VK-CE-BOND-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Bond Fund

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 7, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.